Condensed Financial Information of the Parent Company - Schedule of Condensed Statement of Comprehensive Income (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OTHER INCOME (EXPENSE)
Total other income, net	$ 336,576	$ 197,290	$ 289,126
NET INCOME	856,536	2,851,467	4,297,846
COMPREHENSIVE INCOME	870,760	2,407,309	4,469,172
Parent Company [Member]
OTHER INCOME (EXPENSE)
Equity income of subsidiaries	856,536	2,851,467	4,297,846
Total other income, net	856,536	2,851,467	4,297,846
NET INCOME	856,536	2,851,467	4,297,846
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	114,302	(430,893)	172,496
COMPREHENSIVE INCOME	$ 970,838	$ 2,420,574	$ 4,470,342